Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,678,362.50
Total Fee Amount	369.88
Total Offset Amount	0.00
Net Fee	$ 369.88
Offering Table N/A
Offset Table N/A	N/A